Offerings	Jun. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	152,439
Proposed Maximum Offering Price per Unit	26.96
Maximum Aggregate Offering Price	$ 4,109,755.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 630
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	30
Maximum Aggregate Offering Price	$ 3,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 460
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	35
Maximum Aggregate Offering Price	$ 7,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,072
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	40
Maximum Aggregate Offering Price	$ 8,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,225
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	45
Maximum Aggregate Offering Price	$ 9,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,378
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	50
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531
Offering Note
The amount registered reflected in rows two through six of Table 1 above represents the maximum number of shares of common stock, par value $0.01 per share (the “Common Stock”), of TriMas Corporation (the “Registrant”) deliverable upon the exercise of stock options granted to Mr. Snyder on June 24, 2025 pursuant to a Non-Qualified Stock Option Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “Stock Option Inducement Award Agreement”), being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the Stock Option Inducement Award Agreement. Pursuant to paragraph (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering prices per share, the proposed maximum aggregate offering prices and the fees have been calculated on the basis of the exercise prices for the grant evidenced by the Stock Option Inducement Award Agreement.
The amount registered reflected in row one of Table 1 above represents the maximum number of shares of Common Stock of the Registrant deliverable upon the vesting of restricted stock units granted to Mr. Snyder on June 24, 2025 pursuant to a Restricted Stock Units Inducement Award Agreement, dated as of June 24, 2025, by and between the Registrant and Mr. Snyder (the “RSU Inducement Award Agreement”), being registered on the Registration Statement to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. Pursuant to Rule 416 of the Securities Act, the Registration Statement also covers such additional Common Stock as may become issuable pursuant to the anti-dilution provisions of the RSU Inducement Award Agreement. Pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the fee have been calculated on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on the NASDAQ Stock Market LLC on June 18, 2025, a date that is within five business days prior to filing.